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                              BRINSON SERIES TRUST
                         TACTICAL ALLOCATION PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 2001

                                                                   April 8, 2002

Dear Investor,

This is a supplement to the Prospectus of the above listed fund. The purpose of the supplement is to notify you of (1) a change to the name of the Trust; and
(2) a change to the name of the company that serves as the fund's investment advisor and administrator and as principal underwriter (for Class I shares).

1. TRUST NAME CHANGE

Effective April 8, 2002, Brinson Series Trust, of which Tactical Allocation Portfolio is a series, has changed its name to "UBS Series Trust."

2. NAME CHANGE OF INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER (CLASS I SHARES)

Effective April 8, 2002, Brinson Advisors, Inc., the fund's investment advisor, administrator and principal underwriter (for Class I shares), is changing its name to "UBS Global Asset Management (US) Inc." All references in the Prospectus to "Brinson Advisors, Inc." are replaced with "UBS Global Asset Management (US) Inc." References to "Brinson Advisors" are replaced with "UBS Global AM."

                                                                   Item # ZS-143
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                              BRINSON SERIES TRUST
                         TACTICAL ALLOCATION PORTFOLIO

                                 SUPPLEMENT TO
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2001

                                                                   April 8, 2002

Dear Investor,

This is a supplement to the Statement of Additional Information of the above listed fund. The purpose of the supplement is to notify you of (1) a change to the name of the Trust; (2) a change to the name of the company that serves as the fund's investment advisor and administrator and as principal underwriter (for Class I shares); and (3) a change in counsel for the fund.

1. TRUST NAME CHANGE

Effective April 8, 2002, Brinson Series Trust, of which Tactical Allocation Portfolio is a series, has changed its name to "UBS Series Trust."

Under "Prior Names" on page 31 of the Statement of Additional Information, the following is added as the first sentence: "Prior to April 8, 2002, the Trust was known as Brinson Series Trust."

2. NAME CHANGE OF INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER (CLASS I SHARES)

Effective April 8, 2002, Brinson Advisors, Inc., the fund's investment advisor, administrator and principal underwriter (for Class I shares), is changing its name to "UBS Global Asset Management (US) Inc." All references in the Statement of Additional Information to "Brinson Advisors, Inc." are replaced with "UBS Global Asset Management (US) Inc." References to "Brinson Advisors" are replaced with "UBS Global AM."

Also, effective April 8, 2002, Brinson Partners, Inc., an affiliate of UBS Global Asset Management (US) Inc., is changing its name to "UBS Global Asset Management (Americas) Inc." Any references in the Statement of Additional Information to "Brinson Partners, Inc." are replaced with "UBS Global Asset Management (Americas) Inc." References to "Brinson Partners" are replaced with "UBS Global AM (Americas)."

3. COUNSEL

The paragraph under "Counsel"; on page 31 of the Statement of Additional Information is replaced in its entirety by the following:

            The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the fund. Dechert also acts as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Trustees.

                                                                   Item # ZS-144

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